Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Schedule of Revenue

	Year-ended December 31,
	2025	2024
Gold in dore	$909,073	$499,318
Silver in dore	12,343	6,471
Metals in concentrate	6,248	4,815
Total	$927,664	$510,604